PROPERTY AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation	$ 6.2	$ 3.7
Unamortized balance of capitalized software development costs	16.7	14.0
Capitalized computer software, amortization	$ 5.5	$ 3.0